SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 67,825	$ 63,736	$ 77,543
Long-lived assets	22,084	10,978
Israel [Member]
Revenues	8,727	12,406	16,525
Long-lived assets	3,554	3,889
Europe [Member]
Revenues	8,330	7,891	9,591
Long-lived assets	923	900
North America [Member]
Revenues	23,467	17,749	21,165
South And Latin America [Member]
Revenues	10,364	13,443	8,813
Africa [Member]
Revenues	7,585	6,611	12,393
Other [Member]
Revenues	9,352	5,636	$ 9,056
Long-lived assets	666	729
USA [Member]
Long-lived assets	2,860	3,073
Canada [Member]
Long-lived assets	$ 14,081	$ 2,387